Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2014
Accounts receivable, net
Schedule of accounts receivable, net

	December 31, 2013	December 31, 2014
	RMB	RMB
Accounts receivable, gross	197,715,605	376,368,921
Allowance for doubtful accounts:
Balance at beginning of year	—	—
Additional provision for bad debt	—	(12,540,836)
Write-offs	—	—

Balance at end of year	—	(12,540,836)

Accounts receivable, net	197,715,605	363,828,085